SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		12 Months Ended
	May 14, 2024	Mar. 06, 2024	Feb. 12, 2024	Feb. 02, 2024	Apr. 15, 2024	Mar. 25, 2024	Feb. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 17, 2024
Converted common stock										410,050,045
Debt discount								$ 152,494	$ 144,787	$ 845,565	$ 3,628,718
Convertible promissory note								$ 508,553		$ 508,553
Common stock shares authorized								15,000,000,000		4,500,000,000	4,500,000,000
Common shares par value								$ 0.001		$ 0.001	$ 0.001
January 17, 2024 [Member]
Common stock shares authorized												10,500,000,000
February 1 2024 [Member]
Common Shares granted				3,500,000,000
Common shares par value				$ 0.001
Equity Commitment Agreement [Member] | February 15 2024 [Member]
Common stock shares sold							$ 3,000,000
Payment of finders fee increment description							The Company will pay a finders fee on each increment drawn of up to 8% in cash and 8% in restricted common shares of the Company
Subsequent Event [Member]
Settlement Agreement and Release, Description	Dated May 14, 2024, the Company and EMA entered into a Settlement Agreement and Release (“EMA Settlement”) whereby the Company agrees to pay EMA $451,765 (“Settlement Amount”), and any accrued interest thereon at 6%, from proceeds of the Company’s financing related to an intended uplist to a major stock exchange. The Company is to notify EMA of the uplist and within 10 business days allow EMA to elect for payment in cash, which is to be at 116% of amounts outstanding at that time, or the option to convert any outstanding amounts to tradeable common stock of the Company. The conversion price would be 75% of the 30-day average market closing price of the Company’s common stock for the previous thirty business days. Conversion can take place at the earlier of the uplist or January 1, 2025. A default judgement was agreed to by the Company which would allow EMA to file for default judgement under any default under the EMA Settlement for the Settlement Amount and accrued interest at 24%.
Sean Jones Business Development and Professional Services Consulting Agreement [Member] | Subsequent Event [Member]
Common stock share value					$ 375,000
Average market per share					$ 5.00
Shares issued for compensation for services					75,000
TPT Global Tech Inc And Securities Purchase Agreement [Member] | February 12 2024 [Member]
Converted common stock			750,000,000
Interest rate			22.00%
Earned interest amount			$ 11,040
Cash received			75,000
Debt discount			$ 12,000
Required payments description			Required payments shall be 9 monthly payments of $11,449 starting March 15, 2024 with a total payback of $103,040
Earned interest rate			12.00%
Convertible promissory note			$ 92,000
Reserve common stock shares			750,000,000
Average market price discount rate			35.00%
TPT Global Tech, Inc. and Diagonal Lending LLC [Member] | March 25 2024 [Member]
Converted common stock						1,400,000,000
Interest rate						22.00%
Earned interest amount						$ 12,540
Cash received						50,000
Debt discount						$ 11,000
Required payments description						Required payments shall be $47,124 on September 30, 2024 and $10,472 on each of October 30 2024, November 30, 2024 and December 30, 2024 with a total payback of $78,540
Convertible promissory note						$ 66,000
Average market price discount rate						39.00%
FirstFire Global Opportunity Fund LLC [Member] | May 6 2024 [Member]
Convertible promissory note		$ 75,000
Advance received from related party		$ 40,000
Description of reserve common stock shares		There is no agreed upon definite terms as of the advance but that they include convertibility to common shares at a discount to market and a reservation of 1,250,000,000 common shares with the transfer agent for conversion. 625,000,000 of these shares have been reserved at the tie of the advance
Mr Jones [Member] | April 15, 2024 [Member]
Payment received from related party					$ 375,000
Preferred Shares price per share					$ 5.00
Shares based compensation					75,000
FirstFire and 1800 Diagonal [Member] | Subsequent Event [Member]
Convertible promissory note	$ 83,333
Conversion of debt to Series E Shares					150,951
Conversion of debt to common shares					117,520
Conversion of debt to common shares, amount					220,000,000
Original issue discount, percent	10.00%
Debt bear interest rate	10.00%
Covertiable debt percentage	24.00%
Convetiable debt description	convertible into shares of the Company’s common stock at the lower of $0.001 per share or 75% of the average of the two lowest closing trading prices during the fifteen consecutive trading days prior to the conversion. $8,333 of interest is considered earned at the issue date. Total of $83,333 plus accrued interest, or any principal or accrued interest remaining outstanding, is due nine months from the issue date. 1,250,000,000